Investment Strategy - Brown Advisory International Value Select ETF	Feb. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests: (1) at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of companies outside the United States in both developed and emerging markets countries, including non-U.S. dollar-denominated securities, or if market conditions are not favorable, at least 70% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries (not including the United States). The Fund invests primarily in a portfolio of equity securities issued by large, middle and small capitalization companies.

The Fund’s investments in equity securities include common stock, preferred stock, warrants, equity-equivalent securities such as convertible securities, real estate investment trusts (“REITs”), other exchange traded funds (“ETFs”), business development companies (“BDCs”), master limited partnerships (“MLPs”) and depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts, (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may also invest in private placements. The Fund may invest in ETFs and BDCs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.

The Fund normally invests primarily in companies outside the United States. The Adviser considers a company to be outside the United States if any of the following apply: (i) maintains its principal place of business outside the United States; (ii) its securities are principally traded on exchanges in countries located outside the United States; (iii) it is organized under the laws of a country outside of the United States; or (iv) it is tied economically to a particular country or region outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries. Emerging market countries for these purposes consist of countries in Latin America, Asia, Eastern Europe, Africa, and the Middle East, and include, among other countries, Brazil, China, Hong Kong, India, Indonesia and Taiwan. The Fund will generally hold securities of between 30 to 70 issuers.

The Adviser conducts a fundamental analysis to identify securities of companies it believes are temporarily out of favor and undervalued relative to their long-term prospects and earnings potential. In conducting this analysis, the Adviser employs a bottom-up investment process informed by internally-generated fundamental research. The Adviser seeks opportunities to buy securities of such companies when it believes they are operating at a sufficient discount to their business value to mitigate the loss of capital in the event of adverse circumstances.

The Adviser defines “value” as companies trading materially below their intrinsic worth, as determined through an assessment of business quality and normalised earnings power. Estimating this earnings capacity requires a measured appraisal of each company’s business model, industry positioning, growth potential and profitability through the cycle. Evaluating quality, in turn, entails understanding the durability of organic growth, the consistency of cash generation and the efficiency of capital deployment. This approach combines quantitative screening with judgement-based research to identify situations where fear or neglect may have distorted prices. The Fund may invest in businesses facing temporary challenges where the Adviser believes valuations imply an unwarranted assumption of permanently impaired earnings power.

The Adviser also may consider sustainable investment research provided by its research analysts or via third-party data in its investment decision-making process, when such research is considered by the Adviser, in its sole discretion, to be informative of a company’s long-term performance. The nature of the specific criteria considered will vary depending on the relevance to the security’s business model. Investment risks and/or opportunities related to criteria such as climate change, natural capital, or human capital may be considered. Where this analysis is taken into account, the Adviser assesses what it believes are relevant qualitative or quantitative information in combination with fundamental analysis. When considered, the data sources that inform sustainable investment research may include, though are not necessarily limited to, company disclosures, third-party data, experienced industry professionals, or industry publications. Third-party data providers are generally aggregators of sustainability data including but not limited to, climate, human capital, and governance data sets. Securities are not required to meet any minimum sustainable investment criteria; rather sustainable investment research is one of many considerations in security selection.

The Fund may invest across multiple sectors and countries worldwide. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus on certain sectors or industries, although the Fund does not have a policy to concentrate in any industry of the market.

The Fund may also enter into exchange-traded or over-the-counter derivative transactions, including but not limited to forward currency contracts. These contracts may be used for risk management or hedging purposes.

The Adviser has engaged Vident Asset Management to serve as the trading sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.